Business combinations	12 Months Ended
Dec. 31, 2022
Business Combinations
Business combinations

5	Business combinations

5.1 Acquisitions in 2022

The fair values of the identifiable assets acquired and liabilities assumed as of acquisition date were:

Assets	Além da Medicina	CardioPapers	Glic
Cash and cash and equivalents	298	3,648	151
Trade receivables	1,705	1,350	94
Other assets	266	1	36
Property and equipment	37	43	-
Intangible assets	20,299	28,655	15,395
	22,605	33,697	15,676
Liabilities
Trade payables	705	1,703	1
Labor and social obligations	79	60	-
Taxes and contributions payable	1,182	352	91
Advances from customers	6,185	3,893	-
Other liabilities	-	-	574
	8,151	6,008	666
Total identifiable net assets at fair value	14,454	27,689	15,010

Goodwill arising on acquisition	12,335	14,324	15,587
Purchase consideration transferred	26,789	42,013	30,597
Cash paid	14,952	34,924	21,602
Contingent consideration	11,074	7,422	8,995
Consideration to be transferred (Price adjustment)	763	(333)	-
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	227	274	222
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	14,654	31,276	21,451
Net of cash flow on acquisition	14,881	31,550	21,673

(a) Acquisition of Além da Medicina

On March 4, 2022, Afya Brazil acquired 100% of the share capital of BMV Atividades Médicas Ltda. (“Além da Medicina”). The aggregate purchase price of R$26,789 is comprised by: i) R$14,952 paid in cash on the transaction closing date; ii) an earn-out (“contingent consideration”) of up of R$ 19,200 is payable in connection with revenue target achievements for 2023 and 2024; and iii) price adjustment related to net debt of R$763 in favor of selling shareholders. The contingent consideration of R$11,074 is based on the present value of the obligation considering the facts and circumstances at the acquisition date. See Note 13.2.3 for further details of the earn-out amounts as of December 31, 2022.

Além da Medicina is a medical content online platform for physicians and medical students that provides educational tools besides technical medical content that can assist them throughout their careers. Its contents include mentoring for residency, soft skills and finance, accounting, and investment basics for physicians.

The acquisition of Além da Medicina was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$227 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

From the date of acquisition, Além da Medicina has contributed R$12,859 of revenue and R$1,448 of income before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, revenue for the period ended December 31, 2022 would have been increased by R$2,529 and income before income taxes would have been increased by R$867.

(b) Acquisition of CardioPapers

On April 5, 2022, Afya Brazil acquired 100% of the share capital of Cardiopapers Soluções Digitais Ltda. (“CardioPapers”). The aggregate purchase price of R$42,013 is comprised by: i) R$34,924 paid in cash on the transaction closing date; ii) an earn-out (“contingent consideration”) of up of R$15,000 is payable in connection with revenue target achievements for 2023 and 2024 and other goals; and iii) price adjustment related to net debt of R$333 in favor of Afya Brazil. The contingent consideration of R$7,422 is based on the present value of the obligation considering the facts and circumstances at the acquisition date. See Note 13.2.3 for further details of the earn-out amounts as of December 31, 2022.

CardioPapers is the main medical content and education platform in the Cardiology field, offering courses and books developed by physicians and for physicians, covering all phases of the medical career, aligned with Afya's overall business strategy.

The acquisition of CardioPapers was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$274 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Copyrights

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

From the date of acquisition, CardioPapers has contributed R$9,934 of revenue and R$2,352 of income before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, revenue for the period ended December 31, 2022 would have been increased by R$2,117 and income before income taxes would have been decreased by R$2,041.

(c) Acquisition of Glic

On May 23, 2022, Afya Brazil acquired 100% of the share capital of Quasar Telemedicina Desenvolvimento de Sistemas Computacionais Ltda. (“Glic”). The aggregate purchase price of R$30,597 is comprised by: i) R$21,602 paid in cash on the transaction closing date and ii) an earn-out (“contingent consideration”) of up of R$12,000 is payable in connection with revenue target achievements for 2023 and 2024 and product development goals. The contingent consideration of R$8,995 is based on the present value of the obligation considering the facts and circumstances at the acquisition date. See Note 13.2.3 for further details of the earn-out amounts as of December 31, 2022.

Glic is a free diabetes care and management app solution for physicians and patients that uses technology to improve diabetes education and daily routine practices, connecting users, devices and healthcare providers.

The acquisition of Glic was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$222 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

From the date of acquisition, Glic has contributed R$389 of revenue and R$1,539 of losses before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, revenue for the period ended December 31, 2022 would have been increased by R$173 and income before income taxes would have been decreased by R$700.

5.2 Acquisitions in 2021

The fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

Assets	iClinic	Medicinae	Medical Harbour	Cliquefarma	Shosp	Unifipmoc	Unigranrio (i)	RXPRO (ii)
Cash and cash and equivalents	1,659	201	47	1,009	397	6,140	34,755	91
Restrict cash	6,050	-	-	-	-	-	-	-
Trade receivables	1,201	-	159	501	-	34,309	26,622	1,211
Inventories	-	-	-	-	-	-	352	246
Recoverable taxes	72	15	-	-	1	1,295	738	112
Other assets	20	-	2	-	-	702	12,159	366
Right-of-use assets	88	-	-	-	-	52,079	87,265	82
Property and equipment	473	17	34	-	5	24,277	40,775	42
Indemnification assets	1,252	-	-	-	-	7,331	71,669	-
Intangible assets	84,987	4,518	7,359	14,991	4,856	227,534	510,356	6,330
	95,802	4,751	7,601	16,501	5,259	353,667	784,691	8,480
Liabilities
Trade payables	619	-	6	8	1	985	6,197	1,060
Loans and financing	-	-	299	580	-	30,179	5,533	-
Labor and social obligations	1,414	159	4	102	89	5,306	22,854	62
Taxes and contributions payable	77	4	1	307	123	758	94,025	100
Provision for legal proceedings	1,252	-	-	-	-	7,331	71,669	-
Leases liabilities	88	-	-	-	-	52,079	87,265	82
Advances from customers	400	-	35	3	167	10,745	3,387	-
Other liabilities	-	-	-	-	-	5,739	4,878	-
	3,850	163	345	1,000	380	113,122	295,808	1,304
Total identifiable net assets at fair value	91,952	4,588	7,256	15,501	4,879	240,545	488,883	7,176

Goodwill arising on acquisition	99,168	4,584	4,022	6,588	3,022	87,777	130,073	38,446
Purchase consideration transferred	191,120	9,172	11,278	22,089	7,901	328,322	618,956	45,622
Cash paid	119,620	5,600	5,000	16,166	5,855	328,322	375,670	30,263
Contingent consideration	-	3,572	6,278	2,923	1,592	-(*)	-(**)	10,171
Consideration to be transferred	-	-	-	-	454	-	243,286	76
Paid in shares	71,500	-	-	3,000	-	-	-	5,112
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	856	117	144	336	188	177	10,990	264
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	117,961	5,399	4,953	15,157	5,458	322,182	340,915	30,172
Net of cash flow on acquisition	118,817	5,516	5,097	15,493	5,646	322,359	351,905	30,436

(*)	There are 40 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$50,000.

(**)	There are 82 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$90,200.

(i) During the measurement period, the goodwill for the acquisition of Unigranrio was adjusted by R$39,100 (R$130,073 initial goodwill) as a result of an increase of liabilities regarding tax contingencies.

(ii) During the measurement period, R$8,637 of goodwill (R$38,446 initial goodwill) arising from the acquisition of RXPRO was reduced, in connection with management’s view of remote likelihood of RXPRO achieving the revenue goals stablished at the terms of the earn-out.

(a) Acquisition of iClinic

On January 21, 2021, Afya Brazil acquired 100% of the share capital of iClinic (comprised by iClinic Participações, iClinic Desenvolvimento and Black River). The aggregate purchase price of R$191,120 is comprised of: (i) 62.6% was paid in cash, and (ii) 37.4% was settled with Afya's shares on the transaction closing date.

iClinic is a SaaS model physician focused technology company and the leading medical practice management software in Brazil. iClinic empower doctors to be more independent and have more control over their careers by digitalizing their daily routine, so they can increase their productivity and deliver better healthcare services. With the acquisition of iClinic to our platform, Afya will make another step to become the one stop shop for physicians in Brazil.

The acquisition of iClinic was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$856 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

iClinic has contributed R$ 16,456 of revenue and R$ 8,250 of loss before income taxes to the Company in 2021. Should the acquisition had taken place at the beginning of the period, revenue for 2021 would have been increased by R$ 1,158 and income before income taxes for 2021 would have been decreased by R$ 1,320.

(b) Acquisition of Medicinae

On March 25, 2021, Afya Brazil acquired 100% of the total share capital of Medicinae, a leading Brazilian healthcare technology company that specializes in healthcare payments and financial services. The aggregate purchase price of R$9,172 is comprised by: i) R$ 5,600 of which 100% was paid in cash on the transaction closing date; and ii) an earn-out (“contingent consideration”) of up of R$ 4,400 is payable in connection with product development goals for 2021 and revenue achievements for 2022. The contingent consideration of R$3,572 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.

The acquisition will expand Afya’s digital health services, as it offers a unique financial platform that allows healthcare professionals all over Brazil to manage receivables in an efficient and scalable way using FIDC (Receivables Investment Fund).

Medicinae relieves a number of challenges in the healthcare payments industry, as reduces long payment cycles for professionals and consolidates financial information, improving the consumer financial experience. Afya’s intention is to grow the Digital Services segment.

The acquisition of Medicinae was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$117 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Medicinae has contributed R$ 359 of revenue and R$ 1,518 of loss before income taxes to the Company in 2021. If the acquisition had taken place at the beginning of the period, revenue for 2021 would have been increased by R$ 105 and income before income taxes for 2021 would have been decreased by R$ 113.

(c) Acquisition of Medical Harbour

On April 8, 2021, Afya Brazil acquired 100% of the total share capital of Medical Harbour, which offers educational health and medical imaging solutions through an interactive platform for anatomical study, 3D virtual dissection and analysis of medical images, which allow the exploration, and knowledge of human anatomy with digital resources. The aggregate purchase price of R$11,278 is comprised by: i) R$ 5,000 of which 100% was paid in cash on the transaction closing date; and ii) an earn-out (“contingent consideration”) of up to R$ 9,000 is payable in connection with product development goals for 2021 and 2022 and revenue achievements for 2023. The contingent consideration of R$6,278 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.

This acquisition enables Afya to start providing a high quality solution to study the human body, allowing efficient classes and remote practical sessions with greater student acceptance and scalability. Additionally, Afya will be able to distribute Medical Harbour solutions to all of its ecosystem, creating B2C and B2B growth opportunities.

The acquisition of Medical Harbour was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$144 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Medical Harbour has contributed R$ 484 of revenue and R$ 1,945 of loss before income taxes to the Company in 2021. Should the acquisition had taken place at the beginning of the period, revenue for 2021 would have been increased by R$ 268 and income before income taxes for 2021 would have been increased by R$ 127.

(d) Acquisition of Cliquefarma

On April 16, 2021, Afya Brazil acquired 100% of the total share capital of Cliquefarma, a healthtech company operating a free-to-use website that tracks prescription drugs, cosmetics and personal hygiene product prices in Brazil. The aggregate purchase price of R$ 22,089 is comprised by: (i) R$ 16,166 paid in cash; (ii) R$3,000 settled with Afya's shares on the transaction closing date; and (iii) an earn-out (“contingent consideration”) of R$ 3,000 is payable in relation to product development. The contingent consideration of R$2,923 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.

Users of Cliquefarma can easily search for medications or healthcare products and compare prices from over 15,000 pharmacies in Brazil. The traffic generated is monetized through a cost-per-click model, where drugstores pay for each click on their advertisements, a cost-per-acquisition, where drugstores pay for each concluded sale.

The acquisition of Cliquefarma will enhance the Digital Services segment, creating the opportunity to leverage traffic and GMV with prescriptions generated from Afya’s physician ecosystem.

The acquisition of Cliquefarma was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$336 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Cliquefarma has contributed R$ 3,268 of revenue and R$ 1,752 of income before income taxes to the Company in 2021. Should the acquisition had taken place at the beginning of the period, revenue for 2021 would have been increased by R$ 1,435 and income before income taxes for 2021 would have been increased by R$ 926.

(e) Acquisition of Shosp

On May 13, 2021, Afya Brazil acquired 100% of the total share capital of Shosp, a clinical management software that offers all functionalities needed for clinics all over Brazil to manage their financials, patients appointments, medical records, marketing, and others. Afya’s intention is to reinforce the Digital Services operating segment. The aggregate purchase price of R$7,901 is comprised by: i) R$ 5,855 was paid in cash; ii) R$ 454 of consideration to be transferred; and iii) an earn-out (“contingent consideration”) of up to R$ 1,793 is payable in relation to product development. The contingent consideration of R$1,592 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.

The acquisition of Shosp was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$188 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Shosp has contributed R$ 1,376 of revenue and R$ 448 of income before income taxes to the Company in 2021. Should the acquisition had taken place at the beginning of the period, revenue for 2021 would have been increased by R$ 306 and income before income taxes for 2021 would have been decreased by R$ 82.

(f) Acquisition of UNIFIPMoc

On June 1, 2021, Afya Brazil acquired 100% of the total share capital of Sociedade Padrão de Educação Superior Ltda. (“UNIFIPMoc”). The aggregate purchase price is R$ 328,322 and the total amount was paid in cash. There are 40 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$ 50,000. Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and thus the contingent consideration was not measured at acquisition date. Should the additional seats be approved it will result in additional licenses, which will be measured accordingly if and when approved.

UNIFIPMoc is a post-secondary education institution with government authorization to offer on-campus, undergraduate courses in medicine in the states of Minas Gerais and Bahia. The acquisition is in line with the Company’s strategy to focus on medical education, including medical school.

The acquisition of UNIFIPMoc was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$177 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Undergrad segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

The valuation technique for property and equipment consists of determining the fair value of an asset by using methodologies like replacement costs, market value, remaining useful life and physical depreciation.

UNIFIPMoc has contributed R$ 69,887 of revenue and R$ 19,458 of income before income taxes to the Company in 2021. Should the acquisition had taken place at the beginning of the period, revenue for 2021 would have been increased by R$ 46,150 and income before income taxes for 2021 would have been increased by R$ 12,847.

(g) Acquisition of UNIGRANRIO

On August 4, 2021, Afya Brazil acquired 100% of the total share capital of Companhia Nilza Cordeiro Herdy de Educação e Cultura, Instituto de Ensino Superior de Palhoça S/S Ltda., Sociedade Educacional de Palhoça S/S Ltda., and Policlínica e Centro de Estética Duque de Caxias Ltda. (combined denominated “Unigranrio”). The aggregate original purchase price of R$ 626,116 of which 60% was paid in cash on the transaction closing date, and 40% is payable in cash in four equal installments through 2022 to 2025, adjusted by the CDI rate, was adjusted by R$7,160, because of the actual net debt, to R$618,956. There are 82 additional seats still pending approval which, if approved by MEC, will result in a potential additional payment of up to R$90,200. Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and thus the contingent consideration was not measured at acquisition date. Should the additional seats be approved it will result in additional licenses, which will be measured accordingly if and when approved.

Unigranrio is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses, in the State of Rio de Janeiro and Santa Catarina

The acquisition of Unigranrio was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$10,990 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Undergrad segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

The valuation technique for property and equipment consists of determining the fair value of an asset by using methodologies like replacement costs, market value, remaining useful life and physical depreciation.

Unigranrio has contributed R$ 123,369 of net revenue and R$ 33,450 of income before income taxes to the Company in 2021. Should the acquisition had taken place at the beginning of the period, net revenue for 2021 would have been increased by R$ 150,456 and income before income taxes for 2021 would have been increased by R$ 22,191.

(h) Acquisition of RXPRO

On October 1, 2021, Afya Brazil acquired 100% of RX PRO, comprised of (i) RX PRO Soluções de Tecnologia Ltda. and (ii) RX PRO LOG Transporte e Logistica Ltda..Soluções de Tenologia Ltda. RX PRO consists of a solution that connects physicians with the pharmaceutical industry, providing specialized and personalized marketing for those companies, in a more convenient way for physicians. Afya’s intention is to reinforce the Digital Services operating segment. The aggregate purchase price of R$45,622 is comprised by: i) R$ 30,263 was paid in cash; ii) R$ 76 to be paid as price adjustment, iii) R$5,112 settled with Afya's treasury shares on the transaction closing date; and (iv) an earn-out (“contingent consideration”) of R$ 21,000 is payable in relation to revenue achievements. The contingent consideration of R$10,171 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.

The acquisition of RXPRO was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$264 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

RXPRO has contributed R$ 907 of net revenue and R$ 984 of loss before income taxes to the Company in 2021. Should the acquisition had taken place at the beginning of the period, net revenue for 2021 would have been increased by R$ 3,155 and income before income taxes for 2021 would have been decreased by R$ 325.